Mutual Fund Series Trust

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

Incorporated herein by reference is the definitive version of the prospectus for Compass EMP Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 03, 2012 (SEC Accession No. 0001162044-12-000300).